VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

10. VARIABLE INTEREST ENTITIES

The Company, through its subsidiaries, may enter into silent partnership agreements and/or various types of bankruptcy remote arrangements for the sole purpose of holding Japan project companies. Under the silent partnership agreements and/or the bankruptcy remote arrangements, the project companies are considered VIEs in which the Company has no majority equity interests, but is entitled to substantially all of the economic interests of the projects. In addition, the Company has the power to make decisions over the activities that most significantly impact the economic performance of the projects under the asset management agreement signed simultaneously between the project companies and a wholly-owned subsidiary, Canadian Solar Projects K.K. As such, the Company concluded it was the primary beneficiary of the project companies and thus these project companies were accounted for as consolidated VIEs since their establishment. The Company does not retain any ownership interest nor control of the bankruptcy remote entities, which individually and, in the aggregate, are insignificant.

As of December 31, 2021 and 2022, the carrying amounts and classifications of the consolidated VIEs’ major assets and liabilities with immaterial items combined, excluding intercompany balances which are eliminated upon consolidation, included in the Company’s consolidated balance sheets are as follows:

	At December 31,	At December 31,
	2021	2022
	$	$
Cash	48,200	15,903
Project assets	289,315	320,460
Other assets	53,091	30,163
Total assets	390,606	366,526

Short-term borrowings	113,857	191,792
Long-term borrowings	106,880	49,675
Other liabilities	36,872	26,366
Total liabilities	257,609	267,833

Net income and overall cash flow activities during the years ended December 31, 2020, 2021 and 2022 were insignificant to the Company’s consolidated financial statements.